SEGMENTS (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
SEGMENTS
Summary of results of segments

	Three Months Ended June 30,
(Dollars in millions)	2022	2021
Revenue
United States	$1,168	$1,210
Japan	634	747
Principal Markets	1,516	1,842
Strategic Markets	970	953
Total revenue	$4,288	$4,751
Segment adjusted EBITDA
United States	$200	$275
Japan	115	140
Principal Markets	100	71
Strategic Markets	96	133
Total segment adjusted EBITDA	$511	$620

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Revenue
United States	$1,169	$1,228
Japan	706	763
Principal Markets	1,579	1,825
Strategic Markets	978	955
Total revenue	$4,431	$4,771
Segment adjusted EBITDA
United States	$248	$180
Japan	154	123
Principal Markets	98	52
Strategic Markets	92	96
Total segment adjusted EBITDA	$592	$450

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue
United States	$4,805	$5,084	$5,340
Japan	2,923	3,042	2,929
Principal Markets	7,085	7,187	7,587
Strategic Markets	3,844	4,040	4,424
Total revenue	$18,657	$19,352	$20,279
Segment adjusted EBITDA
United States	$842	$940	$974
Japan	501	534	468
Principal Markets	341	375	609
Strategic Markets	540	488	660
Total segment adjusted EBITDA	$2,223	$2,337	$2,710

Summary of reconciliation of consolidated totals to segment information

	Three Months Ended June 30,
(Dollars in millions)	2022	2021
Pretax income (loss)	$(205)	$(313)
Workforce rebalancing charges (benefits)	4	(11)
Transaction-related costs	103	173
Stock-based compensation expense	26	18
Interest expense	20	15
Depreciation expense	228	331
Amortization expense	308	351
Corporate expense not allocated to the segments	20	49
Other adjustments *	9	7
Segment adjusted EBITDA	$511	$620
*	Other adjustments represent pension costs other than pension servicing costs and multi-employer plan costs.

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Pretax income (loss)	$(189)	$(403)
Workforce rebalancing charges	—	52
Transaction-related costs	58	55
Stock-based compensation expense	31	16
Interest expense	21	14
Depreciation expense	246	339
Amortization expense	326	330
Corporate expense not allocated to the segments	56	40
Other adjustments *	43	7
Segment adjusted EBITDA	$592	$450
*	Other adjustments represents significant litigation costs and pension costs other than pension servicing costs and multi-employer plan costs.

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Pretax income (loss)	$(1,903)	$(1,760)	$(573)
Workforce rebalancing charges	39	918	159
Transaction-related costs	627	21	—
Stock-based compensation expense	71	64	51
Impairment expense	469	—	—
Interest expense	64	63	76
Depreciation expense	1,300	1,445	1,469
Amortization expense	1,314	1,408	1,335
Corporate expense not allocated to the segments	154	153	144
Other adjustments *	88	27	50
Segment adjusted EBITDA	$2,223	$2,337	$2,710
*	Other adjustments represent significant litigation costs and pension costs other than pension servicing costs and multi-employer plan costs.

Summary of geographic information

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue*
United States	$4,805	$5,081	$5,340
Japan	2,923	3,037	2,925
Other countries	10,930	11,235	12,015
Total revenue	$18,657	$19,352	$20,279
*	Revenues are attributed to countries based on the location of the client and exclude certain allocations.

	At December 31,
(Dollars in millions)	2021	2020
Property and equipment, net
United States*	$890	$922
Canada	260	430
Other countries	1,773	2,638
Total property and equipment, net	$2,923	$3,991

Operating right-of-use assets, net
United States*	$205	$66
Japan	139	77
Belgium	176	197
Italy	86	114
Other countries	755	677
Total operating right-of-use assets, net	$1,361	$1,131
*	Includes corporate and other.